Adoption of IFRS 16 Leases - Summary Reconciliation of Differences Between Operating Lease Commitments Disclosed Under Prior Standard and Additional Lease Liabilities Recognised on Balance Sheet (Parenthetical) (Detail)
Jan. 01, 2019
Presentation Of Leases For Lessee [Abstract]
Weighted average incremental borrowing rate	7.20%